UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4074

GENERAL NEW YORK MUNICIPAL BOND FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/04

Form N-Q
Item 1. Schedule of Investments.	statement of investments
General New York Municipal Bond Fund
	July 31, 2004
Long-Term Municipal Investments--98.1%

New York--93.5%	Principal
	Amount ($)		Value ($)

Albany Industrial Development Agency,
LR (New York State Department of Health Building Project)
7.25%, 10/1/2010	1,710,000	a	666,900

Huntington Housing Authority, Senior Housing Facility Revenue
(Gurwin Jewish Senior Residences) 6%, 5/1/2029	1,370,000		1,299,774

Islip Resource Recovery Agency, RRR
5%, 7/1/2013 (Insured; FSA)	2,000,000		2,097,460

Jefferson County Industrial Development Agency, SWDR
(International Paper Company) 5.20%, 12/1/2020	2,000,000		1,930,500

Long Island Power Authority, Electric System Revenue
5.25%, 12/1/2014	3,000,000		3,237,180

Metropolitan Transportation Authority:
Dedicated Tax Fund:
5%, 11/15/2007	4,525,000		4,874,647
5.25%, 11/15/2025 (Insured; FSA)	2,000,000		2,078,160
Revenue:
5%, 11/15/2009 (Insured; MBIA)	3,080,000		3,361,081
5.50%, 11/15/2018 (Insured; AMBAC)	4,000,000		4,415,160
Transit Facilities Revenue:
5.125%, 7/1/2014 (Insured; FSA) (Prerefunded 1/1/2012)	1,220,000	b	1,348,100
5.125%, 7/1/2014 (Insured; FSA) (Prerefunded 7/1/2012)	2,780,000	b	3,079,878
6%, 7/1/2016 (Insured; FSA) (Prerefunded 7/1/2008)	5,000,000	b	5,616,550

Nassau County Industrial Development Agency, IDR
(Keyspan-Glenwood Energy Project) 5.25%, 6/1/2027	4,000,000		3,979,160

Newburgh Industrial Development Agency, IDR (Bourne and
Kenney Redevelopment Co.):
5.65%, 8/1/2020 (Guaranteed; SONYMA)	25,000		26,126
5.75%, 2/1/2032 (Guaranteed; SONYMA)	1,535,000		1,564,472

New York City:
6.375%, 8/15/2012 (Prerefunded 8/15/2005)	2,670,000	b	2,829,906
5.875%, 8/15/2013 (Prerefunded 8/15/2006)	1,640,000	b	1,793,635
5.875%, 8/15/2013	1,660,000		1,791,223
5.25%, 8/1/2016 (Insured; MBIA)	4,505,000		4,828,549
6%, 8/1/2016	2,080,000		2,229,635
6%, 8/1/2016 (Prerefunded 8/1/2006)	1,920,000	b	2,100,153
5.25%, 10/15/2019	2,000,000		2,098,840
5%, 8/1/2021	3,000,000		3,065,160
5.50%, 8/1/2021	2,500,000		2,686,250
5.50%, 6/1/2023	1,600,000		1,705,280

New York City Industrial Development Agency,
Civic Facility Revenue:
(College of Aeronautics Project) 5.50%, 5/1/2028	1,600,000		1,555,440
(Spence School Inc. Project) 5.20%, 7/1/2034	1,000,000		1,013,620

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue:
5.375%, 6/15/2015	1,070,000		1,165,102
9.441%, 6/15/2015	3,000,000	c,d	3,533,310
5.75%, 6/15/2031 (Insured; FGIC)	2,000,000		2,147,840
5.25%, 6/15/2034	2,490,000		2,534,994

statement of investments
5%, 6/15/2035	2,000,000	1,982,480

	statement of investments
New York City Transitional Finance Authority,
Future Tax Secured Revenue:
Zero Coupon, 11/1/2011	4,000,000		3,002,760
9.378%, 5/1/2012	3,500,000	c,d	4,210,535
6%, 11/15/2013	760,000		868,133
6%, 11/15/2013 (Prerefunded 5/15/2010)	2,240,000	b	2,592,195
5.50%, 11/1/2026	2,200,000		2,436,478
5.25%, 2/1/2029	4,000,000		4,334,600

State of New York:
5%, 4/15/2009	2,000,000		2,169,020
5.70% 3/15/2013 (Prerefunded 3/15/2005)	2,000,000	b	2,073,200

New York State Dormitory Authority, Revenue:
(Columbia University):
5.125%, 7/1/2021	3,630,000		3,845,658
5%, 7/1/2024	2,000,000		2,055,860
Consolidated City University Systems:
5.35%, 7/1/2009 (Insured; FGIC)	3,000,000		3,286,770
5.75%, 7/1/2013 (Insured; AMBAC)	1,100,000		1,258,708
5.625%, 7/1/2016	2,500,000		2,815,025
5.75%, 7/1/2016 (Insured; FGIC)	2,000,000		2,236,940
5.75%, 7/1/2018	2,500,000		2,882,900
5.75%, 7/1/2018 (Insured; FSA)	1,290,000		1,485,074
Court Facilities, Lease 5.25%, 5/15/2012	3,220,000		3,492,573
Department of Health:
5%, 7/1/2015	3,885,000		4,117,090
5.75%, 7/1/2017 (Insured; MBIA)
(Prerefunded 7/1/2006)	2,075,000	b	2,266,315
5.75%, 7/1/2017 (Insured; MBIA)	2,665,000		2,908,048
6.625%, 7/1/2024 (Prerefunded 7/1/2005)	2,700,000	b	2,878,713
(Fordham University) 5%, 7/1/2028 (Insured; MBIA)	1,500,000		1,505,655
Insured Mortgage, Hospital (Lutheran Medical
Center) 5%, 8/1/2016 (Insured; MBIA)	1,000,000		1,057,810
(Lenox Hills Hospital Obligated Group)
5.50%, 7/1/2030	1,000,000		1,013,720
(Manhattan College) 5.50%, 7/1/2016	2,000,000		2,174,040
Mental Health Facilities Improvement 5%, 2/15/2028	1,000,000		991,500
(Miriam Osborne Memorial Home)
6.875%, 7/1/2019 (Insured; ACA)	1,475,000		1,656,130
(New York Methodist Hospital) 5.25%, 7/1/2033	2,500,000		2,465,125
(New York University)
5.50%, 7/1/2040 (Insured; AMBAC)	3,500,000		3,859,450
(North Shore Long Island Jewish Group)
5.50%, 5/1/2033	1,000,000		1,014,120
Secured Hospital:
(New York Downtown Hospital)
5.30%, 2/15/2020 (Insured; MBIA)	2,500,000		2,660,050
(North General Hospital) 5.75%, 2/15/2016	4,035,000		4,463,154
State Personal Income Tax, Education
5.375%, 3/15/2022	1,000,000		1,068,930
State University Educational Facilities:
5.875%, 5/15/2017 .	2,060,000		2,364,468
6%, 5/15/2025 (Prerefunded 5/15/2005)	3,825,000	b	4,038,014
Lease 5.50%, 7/1/2026 (Insured; FGIC)
(Prerefunded 7/1/2011)	1,475,000	b	1,665,482
(Winthrop-South Nassau University Hospital
Obligated Group) 5.50%, 7/1/2023	1,825,000		1,869,475

New York State Energy Research and Development Authority,
Gas Facilities Revenue (Brooklyn Union Gas Co. Project)
6.368%, 4/1/2020 .	5,000,000		5,578,850

New York State Environmental Facilities Corp.,
Clean Water and Drinking Water Revenue
(New York City Municipal Water Project)

	statement of investments
5.25%, 6/15/2019	3,000,000		3,212,340

New York State Housing Finance Agency, Revenue:
(Housing Mortgage Project)
6.10%, 11/1/2015 (Insured; FSA)	1,760,000		1,830,294
(LooseStrife Fields Apartments and Fairway Manor)
6.75%, 11/15/2036 (Insured; FHA)	3,180,000		3,355,695
Service Contract Obligation:
6%, 9/15/2016 (Prerefunded 9/15/2008)	1,770,000	b	1,979,904
6%, 9/15/2016	370,000		400,740
6%, 9/15/2016 (Prerefunded 9/15/2006)	6,535,000	b	7,195,035
5.50%, 9/15/2018	2,000,000		2,143,220

New York State Medical Care Facilities Finance Agency,
Hospital & Nursing Home Insured Mortgage Revenue:
6.125%, 2/15/2015 (Insured; FHA)	4,010,000		4,167,112
6.125%, 2/15/2015 (Insured; MBIA)	3,065,000		3,191,585

New York State Mortgage Agency, Homeowner Revenue
6%, 4/1/2017	2,000,000		2,098,920

New York State Power Authority:
8.87%, 11/15/2015 (Insured; MBIA)	3,000,000	c,d	3,417,330
5%, 11/15/2020	2,500,000		2,604,000

New York State Thruway Authority:
Highway and Bridge Trust Fund
5.50%, 4/1/2016 (Insured; FGIC)	1,225,000		1,339,844
Service Contract Revenue, Local Highway and Bridge:
6%, 4/1/2012	1,230,000		1,360,934
6%, 4/1/2012 (Prerefunded 4/1/2007)	1,965,000	b	2,191,545
6.25%, 4/1/2014 (Prerefunded 4/1/2005)	2,000,000	b	2,103,920
5.75%, 4/1/2019 (Prerefunded 4/1/2009)	2,000,000	b	2,265,120
5.25%, 4/1/2020 (Prerefunded 4/1/2011)	3,295,000	b	3,660,646

New York State Urban Development Corp.,
Correctional Facilities Revenue:
5.50%, 1/1/2014	3,000,000		3,289,950
5.50%, 1/1/2014 (Insured; FSA)	3,000,000		3,374,010
Correctional and Youth Facilities, Service
Contract Revenue:
5.25%, 1/1/2010	2,000,000		2,186,320
5%, 1/1/2019	2,000,000		2,143,380
State Personal Income Tax, Facilities and
Equipment 5.50%, 3/15/2020 (Insured; FGIC)	3,000,000		3,285,270

Niagara County Industrial Development Agency, SWDR:
5.625%, 11/15/2014	2,000,000		2,094,900
5.55%, 11/15/2024	1,500,000		1,577,145

North Country Development Authority, Solid Waste
Management System Revenue
6%, 5/15/2015 (Insured; FSA)	2,260,000		2,611,837

Onondaga County Industrial Development Agency,
Sewer Facilities Revenue
(Bristol Meyers Squibb Co. Project) 5.75%, 3/1/2024	4,000,000		4,316,880

	statement of investments
Orange County Industrial Development Agency,
Life Care Community Revenue
(Glenn Arden Inc. Project) 5.625%, 1/1/2018	1,000,000		877,730

Port Authority of New York and New Jersey:
5.80%, 11/1/2010 (Insured; FGIC)	6,910,000		7,172,787
Special Obligation Revenue
(Special Project-JFK International Air Terminal)
6.25%, 12/1/2013 (Insured; MBIA)	5,000,000		5,660,650

Rensselaer County Industrial Development Agency, IDR
(Albany International Corp.) 7.55%, 6/1/2007	4,000,000		4,481,880

Tobacco Settlement Financing Corp., Revenue:
5.50%, 6/1/2018	1,000,000		1,071,840
5.50% 6/1/2021	3,000,000		3,179,490

Triborough Bridge and Tunnel Authority,
General Purpose Revenue:
6.125%, 1/1/2021	5,000,000		5,935,150
5.50%, 1/1/2030 (Prerefunded 1/1/2022)	2,000,000	b	2,251,820

Ulster County Industrial Development Agency, Civic
Facility (Benedictine Hospital Project)
6.45%, 6/1/2024	1,950,000		1,775,553

Yonkers Industrial Development Agency, Civic Facility
Revenue (Saint Joseph Hospital of Yonkers)
5.90%, 3/1/2008	3,200,000		3,085,184

U.S. Related--4.6%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue 6%, 7/1/2026 (Prerefunded 7/1/2010)	2,695,000	b	3,096,555

Commonwealth of Puerto Rico, Public Improvement:
5.50%, 7/1/2015 (Insured; FSA)	25,000		28,469
9.76%, 7/1/2015	3,800,000	c,d	4,854,500

Puerto Rico Electric Power Authority, Power Revenue
5.625%, 7/1/2019 (Insured; FSA)	3,000,000		3,347,160

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.75%, 7/1/2019 (Insured; MBIA)	2,420,000		2,732,640

Total Long-Term Municipal Investments
(cost $284,486,669)			298,248,417

Short-Term Municipal Investment --1.3%

New York;

New York City, VRDN:
1.06% (SBPA; Wachovia Bank N.A.) (Insured; MBIA)	1,000,000	e	1,000,000
1.07% (LOC; Westdeutsche Landesbank)	3,000,000	e	3,000,000

Total Short-Term Municipal Investment
(cost $4,000,000)			4,000,000

Total Investment (cost $288,486,669)	99.4%		302,248,417

Cash and Receivables (Net)	0.6%		1,679,924

Net Assets	100.0%		303,928,341

statement of investments

Notes to Statement of Investments:

a Non income producing security; interest payments in default.
b Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Inverse floater security- the interest rate is subject to change periodically.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31,2004, this security amounted to $16,015,675 5.3% of net assets. .
e Securities payable on demand. Variable rate interest- subject to periodic change.

Page 6
Item 2.   Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)